PGIM Target Date 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 94.4%
Affiliated Mutual Funds
Domestic Equity — 30.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	96,551	$1,211,719
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	336,449	14,080,381
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	145,387	1,264,870
		16,556,970
Fixed Income — 48.4%
PGIM Core Conservative Bond Fund (Class R6)	606,169	5,231,238
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	482,330	3,260,552
PGIM TIPS Fund (Class R6)	1,110,484	9,383,588
PGIM Total Return Bond Fund (Class R6)	734,452	8,813,425
		26,688,803
International Equity — 16.0%
PGIM Global Real Estate Fund (Class R6)	170,027	3,332,535
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	372,204	5,527,228
		8,859,763

Total Long-Term Investments (cost $47,841,769)		52,105,536

Short-Term Investment 5.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,043,502)	3,043,502	3,043,502

TOTAL INVESTMENTS 99.9% (cost $50,885,271)(wa)		55,149,038
Other assets in excess of liabilities 0.1%		32,768

Net Assets 100.0%		$55,181,806

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2030 Fund